Accrued expenses (Details) - Schedule of accrued expenses - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Expenses Abstract
Accrued research and development costs including milestone payments	SFr 557,391	SFr 1,105,089
Professional fees	179,461	172,273
Accrued vacation & overtime	51,218	44,466
Employee benefits incl. share based payments	196,917	101,821
Other	63,588	9,457
Total accrued expenses	SFr 1,048,575	SFr 1,433,106